Other expenses - Summary of Other Expense (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 790	₨ 686	₨ 898
Corporate social responsibility	82	73	53
Travelling and conveyance	148	163	151
Lease rent relating to short term leases	22	24	23
Director's commission	15	9	15
Printing and stationery	3	2	2
Rates and taxes	235	191	158
Payment to auditors	63	51	72
Insurance	527	201	148
Operation and maintenance	3,935	3,488	2,667
Repair and maintenance	104	65	23
Loss on sale/damage of property plant and equipment	205	104	197
Bidding expenses	12	26	22
Advertising and sales promotion	30	22	8
Impairment of capital work in progress	39
Security charges	241	195	176
Communication costs	36	31	26
Impairment loss on assets of disposal group held for sale (refer note 39)	408
Impairment allowances for financial assets	416	82	61
Miscellaneous expenses	271	252	103
Total	₨ 7,582	₨ 5,665	₨ 4,804